Appendix V (Tables)	12 Months Ended
Dec. 31, 2021
Appendix V
Schedule of movement in property, plant and equipment

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	31/12/2020	Additions	combination	Transfers	Disposals	differences	31/12/2021

Cost:

Land and buildings	780,180	3,361	660	24,830	(123)	51,539	860,447
Plant and machinery	2,200,429	42,747	10,381	171,894	(24,960)	127,253	2,527,744
Fixed Assets under construction	704,582	219,900	(7,300)	(199,943)	—	46,548	763,787

	3,685,191	266,008	3,741	(3,219)	(25,083)	225,340	4,151,978

Accumulated depreciation:

Buildings	(122,948)	(19,388)	—	2,583	123	(8,452)	(148,082)

Plant and machinery	(1,235,483)	(153,408)	—	(2,609)	18,808	(69,742)	(1,442,434)

	(1,358,431)	(172,796)	—	(26)	18,931	(78,194)	(1,590,516)

Impairment of other property, plant and equipment	(2,653)	(11,246)	—	—	—	(66)	(13,965)

Carrying amount	2,324,107	81,966	3,741	(3,245)	(6,152)	147,080	2,547,497
			(See note 3)

This appendix forms an integral part of note 10 to the consolidated financial statements.

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment

for the year ended

31 December 2020

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	31/12/2019	Additions	combination	Transfers	Disposals	differences	31/12/2020

Cost:

Land and buildings	807,195	19,843	14,964	(6,050)	(211)	(55,561)	780,180
Plant and machinery	2,141,611	50,825	48,408	103,594	(23,830)	(120,179)	2,200,429
Fixed Assets under construction	497,164	226,092	121,399	(99,616)	—	(40,457)	704,582

	3,445,970	296,760	184,771	(2,072)	(24,041)	(216,197)	3,685,191

Accumulated depreciation:

Buildings	(108,638)	(17,974)	—	(3,826)	171	7,319	(122,948)
Plant and machinery	(1,175,075)	(145,167)	—	5,412	22,590	56,757	(1,235,483)

	(1,283,713)	(163,141)	—	1,586	22,761	64,076	(1,358,431)

Impairment of other property, plant and equipment	(2,712)	21	—	—	—	38	(2,653)

Carrying amount	2,159,545	133,640	184,771	(486)	(1,280)	(152,083)	2,324,107
			(See note 3)